REVENUE	12 Months Ended
Dec. 31, 2018
Revenue [abstract]
REVENUE
17. REVENUE
Revenue includes the following components:

	For the Years Ended December 31,
	2018	2017
Revenue - Streaming Agreement
Cash payment proceeds	$6,036	$6,138
Deferred revenue recognized	13,738	14,156
	19,774	20,294
Revenue - Spot sales	253,243	295,203
Total revenue	$273,017	$315,497